UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Symmetry Peak Management LLC

Address:  555 East Lancaster Avenue
          Suite 660
          Radnor, PA 19087


13F File Number: 028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:

/s/ Gregory A. Boye             Radnor, Pennsylvania      November 14, 2011
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $131,013
                                        (thousands)


List of Other Included Managers: NONE


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
AMAZON COM INC                 COM            023135106    2,162      10,000      CALL     SOLE       NONE      10,000
AMAZON COM INC                 COM            023135106    1,081       5,000      PUT      SOLE       NONE       5,000
ARUBA NETWORKS INC             COM            043176106    4,552     217,700      CALL     SOLE       NONE     217,700
BANK OF AMERICA CORPORATION    COM            060505104      306      50,000      PUT      SOLE       NONE      50,000
CALIX INC                      COM            13100M509    3,065     393,000      CALL     SOLE       NONE     393,000
COMCAST CORP NEW               CL A           20030N101    3,138     150,000      PUT      SOLE       NONE     150,000
SALESFORCE COM INC             COM            79466L302    1,143      10,000      PUT      SOLE       NONE      10,000
CREDIT SUISSE GROUP            SPONSORED ADR  225401108    1,312      50,000      PUT      SOLE       NONE      50,000
FORTINET INC                   COM            34959E109    2,538     151,100      CALL     SOLE       NONE     151,100
GREEN MTN COFFEE ROASTERS IN   COM            393122106    1,441      15,500      PUT      SOLE       NONE      15,500
GOLDMAN SACHS GROUP INC        COM            38141G104    5,673      60,000      PUT      SOLE       NONE      60,000
HSBC HLDGS PLC                 SPON ADR NEW   404280406    3,804     100,000      PUT      SOLE       NONE     100,000
HARTFORD FINL SVCS GROUP INC   COM            416515104    1,614     100,000      PUT      SOLE       NONE     100,000
INTERNATIONAL BUSINESS MACHS   COM            459200101    1,749      10,000      PUT      SOLE       NONE      10,000
INTERDIGITAL INC               COM            45867G101    3,261      70,000      CALL     SOLE       NONE      70,000
INFINERA CORPORATION           COM            45667G103    3,128     405,200      CALL     SOLE       NONE     405,200
INTL PAPER CO                  COM            460146103    1,163      50,000      PUT      SOLE       NONE      50,000
PENNEY J C INC                 COM            708160106    3,481     130,000      PUT      SOLE       NONE     130,000
LINCOLN NATL CORP IND          COM            534187109    1,563     100,000      PUT      SOLE       NONE     100,000
MORGAN STANLEY                 COM NEW        617446448    3,378     250,000      PUT      SOLE       NONE     250,000
OPENTABLE INC                  COM            68372A104    2,301      50,000      CALL     SOLE       NONE      50,000
PANERA BREAD CO                CL A           69840W108    1,559      15,000      PUT      SOLE       NONE      15,000
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104   22,308     425,000      CALL     SOLE       NONE     425,000
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104   40,680     775,000      PUT      SOLE       NONE     775,000
RENREN INC                     SPONSORED ADR  759892102      128      25,000      CALL     SOLE       NONE      25,000
RIVERBED TECHNOLOGY INC        COM            768573107    1,497      75,000      CALL     SOLE       NONE      75,000
SUPPORT COM INC                COM            86858W101    5,763   2,910,562 SH            SOLE       NONE   2,910,562
SUPPORT COM INC                COM            86858W101       50      25,000      CALL     SOLE       NONE      25,000
SUNPOWER CORP                  COM CL A       867652109      728      90,000      CALL     SOLE       NONE      90,000
SPDR S&P 500 ETF TR            TR UNIT        78462F103    5,092      45,000      PUT      SOLE       NONE      45,000
YAHOO INC                      COM            984332106    1,357     103,000      CALL     SOLE       NONE     103,000



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